                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:             December 31, 2000
                                                           ---------------------


Check here if Amendment [/  /]; Amendment Number:            ----------
  This Amendment (Check only one.):        [/  /] is a restatement.
                                           [/  /] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Cannell Capital LLC
                  --------------------------------------------------------------
Address:          600 California Street
                  --------------------------------------------------------------
                  San Francisco, CA 94108
                  --------------------------------------------------------------

Form 13F File Number:  28-
                                        --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             J. Carlo Cannell
                  --------------------------------------------------------------
Title:            Managing Member
                  --------------------------------------------------------------
Phone:            (415) 835-8300
                  --------------------------------------------------------------

Signature, Place, and Date of Signing:

                    /s/ Carlo Cannell                             San Francisco, CA                   05/03/01
         -----------------------------------------    -------------------------------------------  ---------------
                       [Signature]                                  [City, State]                      [Date]

Report Type (Check only one.):

[/X/] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[/ /] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[/ /] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                      0
                                                             -------------------

Form 13F Information Table Entry Total:                                66
                                                             -------------------

Form 13F Information Table value Total:                     $     213,085
                                                             -------------------
                                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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CANNELL CAPITAL LLC
Managed Assets as of 12/31/2000

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COLUMN 1                       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
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                                                        VALUE     SHS OR   SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT  PRN  CALL  DISCRETION     MGRS      SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
3TEC ENERGY CORP.             COMMON        88575r308  10,797      608,300 SH            SOLE                520,100   88,200    0
ALDILA INC.                   COMMON        014384101   2,003    1,526,250 SH            SOLE              1,333,350  192,900    0
AMERICA SERVICE GROUP INC     COMMON        02364l109  10,543      405,500 SH            SOLE                405,500        0    0
AMERICAN TECHNOLOGY CORP.     COMMON        030145205     101       47,500 SH            SOLE                 47,500        0    0
APPLIED INNOVATION INC        COMMON        037916103   2,801      327,100 SH            SOLE                276,100   51,000    0
ASHWORTH INC                  COMMON        04516h101   1,950      300,000 SH            SOLE                255,800   44,200    0
CALIFORNIA MICRO DEVICES
  CORP                        COMMON        130439102   3,006      437,200 SH            SOLE                372,000   65,200    0
CAM COMMERCE SOLUTIONS INC    COMMON        131916108     119       33,900 SH            SOLE                 33,900        0    0
CASCADE CORP                  COMMON        147195101   3,604      224,400 SH            SOLE                187,900   36,500    0
COMTECH TELECOMMUNICATIONS
  CORP                        COMMON        205826209   5,680      365,000 SH            SOLE                292,600   72,400    0
CONRAD INDUSTRIES INC         COMMON        208305102   3,731      648,852 SH            SOLE                553,452   95,400    0
DRESS BARN INC                COMMON        261570105   8,543      294,587 SH            SOLE                248,987   45,600    0
FIBERSTARS INC                COMMON        315662106   3,677      494,400 SH            SOLE                467,100   27,300    0
FIRST YEARS INC               COMMON        337610109   2,360      292,700 SH            SOLE                247,800   44,900    0
FTI CONSULTING INC            COMMON        302941109   2,634      257,000 SH            SOLE                219,000   38,000    0
HOOPER HOLMES INC             COMMON        439104100   5,761      520,900 SH            SOLE                442,000   78,900    0
HUGOTON ROYALTY TRUST         UNIT BEN INT  444717102   2,798      185,000 SH            SOLE                185,000        0    0
ICO INC.                      PFD CV        449293307     662       44,890 SH            SOLE                 44,890        0    0
INTEGRATED BUSINESS
  SYSTEMS & SERVICES          COMMON        45810x102   1,383      368,800 SH            SOLE                368,800        0    0
INTERNATIONAL PARFUMS INC     COMMON        458334109   2,995      335,050 SH            SOLE                302,350   32,700    0
INTERDENT INC                 COMMON        45865r109     898      718,100 SH            SOLE                590,800  127,300    0
INTERLINQ SOFTWARE CORP       COMMON        458753100   1,586      780,800 SH            SOLE                628,600  152,200    0
KENNEDY-WILSON INC            COMMON        489399204   1,750      400,000 SH            SOLE                342,600   57,400    0
MAPICS INC                    COMMON        564910107   3,481      696,100 SH            SOLE                596,200   99,900    0
METRO ONE TELECOMMUNICATIONS  COMMON        59163f105  15,988      639,500 SH            SOLE                537,900  101,600    0
MOBIUS MANAGEMENT SYSTEMS INC COMMON        606925105   1,859      874,900 SH            SOLE                740,300  134,600    0
NATIONAL RESEARCH CORP        COMMON        637372103   2,154      538,500 SH            SOLE                456,500   82,000    0
NAVIDEC INC                   COMMON        63934q101     927      380,300 SH            SOLE                317,100   63,200    0
NETWORK EQUIPMENT
  TECHNOLOGIES INC            COMMON        641208103   2,544      395,200 SH            SOLE                334,300   60,900    0
NORSAT INTERNATIONAL INC      COMMON        656512100   2,983      974,200 SH            SOLE                974,200        0    0
NS GROUP INC                  COMMON        628916108     189       20,000 SH            SOLE                 12,400    7,600    0
OPINION RESEARCH CORP         COMMON        683755102   2,720      565,289 SH            SOLE                484,800   80,489    0
OVERLAND DATA INC             COMMON        690213103   1,588      200,000 SH            SOLE                165,500   34,500    0
PC-TEL INC                    COMMON        69325q105     430       40,000 SH            SOLE                 34,500    5,500    0
PHOENIX TECHNOLOGY LTD        COMMON        719153108   3,483      258,300 SH            SOLE                219,800   38,500    0
PINNACLE SYSTEMS INC          COMMON        723481107   5,430      736,210 SH            SOLE                624,210  112,000    0
QUALITY SYSTEMS INC           COMMON        747582104   2,870      370,300 SH            SOLE                316,300   54,000    0
QUICKSILVER RESOURCES         COMMON        74837R104     914       95,000 SH            SOLE                 81,900   13,100    0
RADCOM LTD                    ORD           m81865103   2,906    1,056,840 SH            SOLE                900,040  156,800    0
RIGHT START INC               COMMON        766574206     216      172,700 SH            SOLE                146,900   25,800    0
SBE INC                       COMMON        783873201   1,037      296,200 SH            SOLE                253,200   43,000    0
SI TECHNOLOGIES INC           COMMON        783978109     732      532,500 SH            SOLE                532,500        0    0
SOUTHWESTERN ENERGY CO        COMMON        845467109   4,173      402,200 SH            SOLE                328,200   74,000    0
SPECTRALINK CORP              COMMON        847580107   3,637      251,900 SH            SOLE                213,200   38,700    0
SSE TELECOM INC               COMMON        784652109     438      500,000 SH            SOLE                443,700   56,300    0
STONEPATH GROUP INC           COMMON        861837102     155      309,900 SH            SOLE                301,900    8,000    0
SUNQUEST INFORMATION
  SYSTEMS INC                 COMMON        867654105   3,380      378,200 SH            SOLE                320,600   57,600    0

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COLUMN 1                       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8
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                                                        VALUE     SHS OR   SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT  PRN  CALL  DISCRETION     MGRS      SOLE    SHARED  NONE
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
TIMBERLINE SOFTWARE CORP      COMMON        887134104   1,848      518,600 SH            SOLE                428,600   90,000    0
TRICO MARINE SERVICES INC     COMMON        896106101   7,693      498,300 SH            SOLE                411,500   86,800    0
U S PHYSICAL THERAPY          COMMON        90337l108  11,174      470,500 SH            SOLE                409,900   60,600    0
UNIFAB INTERNATIONAL INC      COMMON        90467l100   3,800      400,000 SH            SOLE                343,700   56,300    0
UROCOR INC                    COMMON        91727p105   8,232      940,833 SH            SOLE                773,833  167,000    0
VIRATA CORP                   COMMON        927646109     848       78,000 SH            SOLE                 66,100   11,900    0
VIRTUAL CMNTYS INC COM        COMMON        92825d101       4      258,900 SH            SOLE                258,900        0    0
VISX INC                      COMMON        92844s105   3,549      340,000 SH            SOLE                290,000   50,000    0
WEBHIRE INC                   COMMON        94768w104   1,220    1,394,300 SH            SOLE              1,188,700  205,600    0


ASSISTED LIVING CONCEPTS INC  SB DB CV      04543lad1     163         3750 SH            SOLE                  3,750        0    0
ASSISTED LIVING CONCEPTS INC  SB DB CV      04543lae9   2,107        46950 SH            SOLE                 41,950    5,000    0
ASSISTED LIVING CONCEPTS INC  SB DB CV      04543lag4     884        19700 SH            SOLE                 16,000    3,700    0
CENTRAL GARDEN & PET CO       SUB NT CONV   153527ac0   4,271        65710 SH            SOLE                 55,595   10,115    0
AGNICO EAGLE MINES LTD        SRNT CONV     008474aa6   4,095        60000 SH            SOLE                 51,250    8,750    0
KENT ELECTRS CORP             SUBNT CV      490553aa2   4,770        56660 SH            SOLE                 48,660    8,000    0
FRIEDE GOLDMAN HALTER INC     SR SB NTCV    358430aa4   6,008       115540 SH            SOLE                 92,660   22,880    0
PETSMART INC                  SB NT CV      716768ab2   5,263        82000 SH            SOLE                 70,500   11,500    0
INTERNET CAP GROUP INC        SUB NT CV     46059caa4   1,150        50000 SH            SOLE                 42,320    7,680    0
VIROPHARMA INC                SB NT CV      928241ac2   2,390        81000 SH            SOLE                 81,000        0    0

                                                      213,085